REGULATORY AND CAPITAL MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
REGULATORY AND CAPITAL MATTERS
Schedule of the Bank's actual and required capital amounts and ratios

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total risk-based capital to risk-weighted assets	$30,603	32.21%	$7,601	8.0%	$9,502	10.0%
Tier I (core) capital to risk- weighted assets	29,500	31.05	3,801	4.0	5,701	6.0
Tier I (core) capital to adjusted total assets	29,500	13.67	8,630	4.0	10,787	5.0

							To Be Well
					Individual		Capitalized
					Minimum		Under Prompt
			For Capital		Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement		Capital Ratios
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2013
Total risk-based capital to risk-weighted assets	$29,867	29.69%	$8,047	8.0%	$12,071	12.0%	10,059	10.0%
Tier I (core) capital to risk-weighted assets	28,608	28.44	4,024	4.0	N/A	N/A	6,035	6.0
Tier I (core) capital to adjusted total assets	28,608	12.96	8,830	4.0	17,660	8.0	11,038	5.0